NON PUBLIC

                           UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                           Form 13F


                       Form 13F COVER PAGE


Report for the Period Ended: September 30, 2008


Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:    Hite Capital Management, LLC
Address: 432 Park Avenue South
         New York, New York 10016
         (212) 561-1200



13F File Number:  028-12457


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Alex Greyserman
Title:  Principal decision maker of the Managing Member of the Reporting Manager
Phone:  (212) 561-1200


Signature, Place, and Date of Signing:


/s/s                 September 30, 2008




Report Type (Check only one.):


[ X]         FORM 13F ENTIRES REPORT


[  ]         FORM 13F NOTICE


[  ]         FORM 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:      N/A

                     FORM 13F SUMMARY PAGE




Report Summary


Number of Other Included Managers:         0


Form 13F Information Table Entry Total:     0


Form 13F Information Table Value Total:     $0  (thousands)




List of Other Included Managers:           N/A


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                             FORM 13F INFORMATION TABLE

                                             FORM 13F INFORMATION TABLE
Name of Issuer	cusip	description	shares	price	value	Title of class	discretion	other_managers	authority
--------------- ------------ -----------------   ----------- -----------    --------------  -----------------  -------------------


N/A
